BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 07, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary shares, shares outstanding (in shares)	18,349,937	18,349,937		18,349,937	18,349,937	18,349,937
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.00001		$ 0.0001
Ordinary shares, authorized (in shares)	32,000,000	32,000,000			32,000,000
Ordinary shares, shares issued (in shares)	5,068,690	5,039,438			5,016,051
Ordinary shares, outstanding (in shares)	5,068,690	5,039,438			5,016,051
Cartesian Growth Corporation III
Preferred shares , par value (In dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000			1,000,000
Preference shares, shares issued (in shares	0	0			0
Preference shares, shares outstanding (in shares)	0	0			0
Class A ordinary shares | Cartesian Growth Corporation III
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, authorized (in shares)	200,000,000	200,000,000			200,000,000
Class A ordinary shares subject to redemption | Cartesian Growth Corporation III
Temporary shares, shares outstanding (in shares)	27,600,000	27,600,000			0
Temporary shares, redemption price per share (In dollars per share)	$ 10.36	$ 10.27			$ 0
Class A ordinary shares not subject to redemption | Cartesian Growth Corporation III
Ordinary shares, shares issued (in shares)	0	0			0
Ordinary shares, outstanding (in shares)	0	0			0
Class B ordinary shares | Cartesian Growth Corporation III
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, authorized (in shares)	20,000,000	20,000,000			20,000,000
Ordinary shares, shares issued (in shares)	6,900,000	6,900,000			6,900,000
Ordinary shares, outstanding (in shares)	6,900,000	6,900,000			6,900,000